Expense Example	Oct. 28, 2025 USD ($)
AAMA Equity Fund | AAMA Equity Fund Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 120
Expense Example, with Redemption, 3 Years	375
Expense Example, with Redemption, 5 Years	649
Expense Example, with Redemption, 10 Years	1,432
AAMA Income Fund | AAMA Income Fund Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Expense Example, with Redemption, 5 Years	547
Expense Example, with Redemption, 10 Years	$ 1,213